Income Taxes - Net deffered tax assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred revenue		$ 200,000
Valuation allowance		(200,000)
Deferred tax liabilities:
Net deferred tax assets	$ 550,000	200,000
Evolv Technologies Holdings Inc [Member]
Deferred tax assets:
Net loss carryforwards		13,996,000	$ 10,404,000
Research and development tax credit carryforwards		3,857,000	1,861,000
Capitalized research and development costs		7,274,000	4,146,000
Accrued expenses		334,000	56,000
Deferred revenue		1,049,000	434,000
Other		304,000	40,000
Total deferred tax assets		26,814,000	16,941,000
Valuation allowance		(26,005,000)	(16,767,000)	$ (12,157,000)
Total deferred tax assets, net of valuation allowance		809,000	174,000
Deferred tax liabilities:
Depreciation		(542,000)	(174,000)
Other		(267,000)
Total deferred tax liabilities		(809,000)	(174,000)
Net deferred tax assets		$ 0	$ 0